Capital Lease Obligations	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Capital Lease Obligations

7. Capital Lease Obligations

The Company’s property under capital leases, which is included in property and equipment, is summarized as follows at December 31:

	2020	2019
Equipment	$-	$444,314
Less - accumulated depreciation	-	(55,901)
Net Book Value	$-	$388,413

The capital leases require monthly payments ranging from $1,066 to $9,629 with interest rates ranging from 4.83% to 5.67% through October 2024. During the year ended December 31, 2020, the Company paid off the capital lease balance of $455,760.